UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Micro Cap Fund

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 23.8%
Hotels Restaurants & Leisure 13.6%
Benihana, Inc.*	11,900	238,833
Benihana, Inc. "A"*	23,800	476,000
Buffalo Wild Wings, Inc.* (a)	90,800	3,776,372
Century Casinos, Inc.* (a)	114,000	1,024,860
Einstein Noah Restaurant Group, Inc.*	51,000	861,390
McCormick & Schmick's Seafood Restaurants, Inc.*	91,100	2,363,134

		8,740,589
Internet & Catalog Retail 2.4%
dELiA*s, Inc.*	198,800	1,516,844

Media 1.8%
RRSat Global Communications Network Ltd.*	59,100	1,180,227
Specialty Retail 3.0%
Citi Trends, Inc.*	18,000	683,280
Zumiez, Inc.* (a)	33,100	1,250,518

		1,933,798
Textiles, Apparel & Luxury Goods 3.0%
Volcom, Inc.* (a)	37,900	1,899,927
Consumer Staples 4.6%
Food Products
Green Mountain Coffee Roasters, Inc.* (a)	37,100	2,921,254
Energy 8.0%
Oil, Gas & Consumable Fuels
Arena Resources, Inc.* (a)	35,500	2,062,905
Carrizo Oil & Gas, Inc.* (a)	49,200	2,040,324
Kodiak Oil & Gas Corp.*	181,900	1,055,020

		5,158,249
Financials 4.1%
Diversified Financial Services
Portfolio Recovery Associates, Inc. (a)	44,300	2,658,886
Health Care 20.7%
Health Care Equipment & Supplies 1.6%
Micrus Endovascular Corp.*	41,700	1,025,820
Health Care Providers & Services 14.4%
Air Methods Corp.*	34,500	1,265,115
Allion Healthcare, Inc.* (a)	394,600	2,328,140
HMS Holdings Corp.*	62,000	1,186,680
Nighthawk Radiology Holdings, Inc.* (a)	79,000	1,425,950
Providence Service Corp.* (a)	89,100	2,380,752
Skilled Healthcare Group, Inc. "A"*	41,100	637,461

		9,224,098
Health Care Technology 4.7%
Phase Forward, Inc.*	46,200	777,546
Systems Xcellence, Inc.*	54,400	1,565,088
TriZetto Group, Inc.*	34,900	675,664

		3,018,298
Industrials 14.6%
Commercial Services & Supplies 7.0%
Fuel-Tech, Inc.* (a)	108,200	3,705,850
Team, Inc.*	18,000	809,460

		4,515,310
Machinery 7.6%
Badger Meter, Inc. (a)	75,700	2,139,282
Hardinge, Inc.	20,000	680,600
RBC Bearings, Inc.*	50,000	2,062,500

		4,882,382
Information Technology 20.1%
Communications Equipment 3.3%
Ixia*	121,200	1,122,312

Occam Networks, Inc.*	95,700	955,086

		2,077,398
Internet Software & Services 8.2%
Bankrate, Inc.* (a)	55,100	2,640,392
CyberSource Corp.* (a)	161,900	1,952,514
Perficient, Inc.*	33,100	685,170

		5,278,076
IT Services 3.0%
Forrester Research, Inc.*	69,100	1,943,783
Semiconductors & Semiconductor Equipment 3.1%
Standard Microsystems Corp.*	57,700	1,981,418
Software 2.5%
Glu Mobile, Inc.*	70,000	973,000
Secure Computing Corp.*	84,500	641,355

		1,614,355
Materials 2.5%
Metals & Mining
Claymont Steel Holdings, Inc.*	38,100	814,959
Haynes International, Inc.*	9,700	818,971

		1,633,930

Total Common Stocks (Cost $46,206,260)		63,204,642
Securities Lending Collateral 40.1%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $25,801,555)	25,801,555	25,801,555
Cash Equivalents 1.9%
Cash Management QP Trust, 5.34% (b) (Cost $1,244,108)	1,244,108	1,244,108
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 73,251,923)	140.4	90,250,305
Other Assets and Liabilities, Net	(40.4)	(25,983,834)

Net Assets	100.0	64,266,471

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $25,140,233 which is 39.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007